Note 4 - Commitments (Details Textual) - Office and Laboratory Lease Agreement [Member]	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($) ft²	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) ft²	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) ft²	Dec. 31, 2021 USD ($)
Area of Real Estate Property | ft²	8,400		8,400		8,400
Operating Lease, Expense	$ 45,414	$ 44,089	$ 136,242	$ 132,267	$ 176,797	$ 166,242
Lessee, Operating Lease, Liability, to be Paid, Remainder of Fiscal Year	45,414		45,414
Lessee, Operating Lease, Liability, to be Paid, Year One	187,056		187,056		182,000
Lessee, Operating Lease, Liability, to be Paid, Year Two	$ 192,708		$ 192,708		$ 187,000